34 Operating Segments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Contract Assets	R$ 1,293,765	R$ 935,167	R$ 813,450
Property, plant and equipment	366,298	582,259	1,469,480
Intangible assets	10,991	5,032	7,589
Right-of-use asset	103,571	127,375
IFRS 16 Initial adoption		118,022
Additions for the period		9,353
Electric energy GET [member]
Disclosure of operating segments [line items]
Contract Assets
Property, plant and equipment	236,914	522,744	1,160,967
Intangible assets	7,397	4,272	6,351
Right-of-use asset	19,231	33,461
IFRS 16 Initial adoption		32,919
Additions for the period		542
Electric energy DIS [member]
Disclosure of operating segments [line items]
Contract Assets	1,278,578	917,577	797,832
Property, plant and equipment
Intangible assets
Right-of-use asset	72,421	66,621
IFRS 16 Initial adoption		60,494
Additions for the period		6,127
Electric energy Com [member]
Disclosure of operating segments [line items]
Contract Assets
Property, plant and equipment	203	14	4
Intangible assets	1,741	3
Right-of-use asset	135	8
IFRS 16 Initial adoption
Additions for the period		8
TEL [member]
Disclosure of operating segments [line items]
Contract Assets
Property, plant and equipment	127,381	59,216	308,242
Intangible assets	808	486	1,235
Right-of-use asset	10,135	9,950
IFRS 16 Initial adoption		9,868
Additions for the period		82
GAS [member]
Disclosure of operating segments [line items]
Contract Assets	15,187	17,590	15,618
Property, plant and equipment
Intangible assets
Right-of-use asset	623	16,933
IFRS 16 Initial adoption		14,356
Additions for the period		2,577
HOL [member]
Disclosure of operating segments [line items]
Contract Assets
Property, plant and equipment	1,800	285	267
Intangible assets	1,045	271	R$ 3
Right-of-use asset	R$ 1,026	402
IFRS 16 Initial adoption		385
Additions for the period		R$ 17